Consolidated balance sheets (Statement) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets [abstract]
Cash and cash equivalents	R$ 3,801,513	R$ 1,108,394
Loans and advances to banks	4,600,218	6,194,960
Mandatory reserve deposits at central banks	7,867,658	5,285,402
Financial assets	29,010,323	23,899,551
Derivative financial assets	58,915	563
Loans and advances to customers, net of provisions for expected loss	45,251,104	33,327,355
Non-current assets held for sale	366,398	234,611
Equity accounted investees	10,401	10,401
Property, plant and equipment	381,404	369,942
Intangible assets and goodwill	2,023,939	1,836,053
Deferred tax assets	1,789,304	1,676,341
Other assets	3,450,341	2,486,145
Total assets	98,611,518	76,429,717
Equity and liabilities [abstract]
Deposits from banks accrued payable and repurchase agreements and cash collateral on securities lent	14,585,704	11,319,577
Deposits from customers	54,883,084	42,803,229
Securities issued.	14,127,144	9,890,219
Derivative financial liabilities	54,114	70,048
Borrowings	817,495	128,924
Other tax liabilities	815,527	574,429
Tax liabilities	675,438	462,501
Income tax and social contribution	140,089	111,928
Other provisions	265,455	155,262
Deferred tax liabilities	40,923	32,790
Other liabilities	2,629,110	2,382,932
Total liabilities	88,218,556	67,357,410
Issued capital	13	13
Other Reserves Excluding Accumulated Other Comprehensive Income	10,971,176	9,793,992
Other comprehensive loss	(801,600)	(898,830)
Equity attributable to owners of the Company	10,169,589	8,895,175
Non-controlling interests	223,373	177,132
Total equity	10,392,962	9,072,307
Total liabilities and equity	R$ 98,611,518	R$ 76,429,717